Segment Reporting - Reconciliation of Total Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Consolidated total assets	$ 11,864,212	$ 11,555,701
Shuttle Tanker, FSO and Offshore Support Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	2,055,348	1,947,905
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	3,442,109	2,836,998
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	3,401,167	3,616,044
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	1,538,074	1,874,101
Cash [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	806,904	614,660
Accounts Receivable [Member] | Other Assets [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	$ 620,610	$ 665,993